UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09613

Legg Mason Investment Trust, Inc.

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: December 31, 2008

Date of reporting period: June 30, 2008

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders	1

To Our Shareholders,

We are pleased to provide you with Legg Mason Opportunity Trust’s semi-annual report for the six months ended June 30, 2008.

Total returns for various periods ended June 30, 2008 are:

	Total Returns
	6 Months	12 Months
Opportunity Trust:
Primary Class	-25.37%	-35.65%
Class R	-25.17%	-35.41%
Financial Intermediary Class	-25.09%	-35.19%
Institutional Class	-24.94%	-34.95%
S&P 500 Stock Composite IndexA	-11.91%	-13.12%
Dow Jones Industrial AverageB	-13.29%	-13.27%
Value Line IndexC	-15.50%	-24.63%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmason.com/individualinvestors. For Class R, Financial Intermediary and Institutional Classes please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in this report, please contact your financial advisor.

A

A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

B	A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis.
C	Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies.

2	Semi-Annual Report to Shareholders

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

July 27, 2008

Semi-Annual Report to Shareholders	3

Expense Example

Legg Mason Opportunity Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class, Class R and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2008 and held through June 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses PaidA During the Period 1/1/08 to 6/30/08
Primary Class:
Actual	$1,000.00	$873.15	$9.77
Hypothetical (5% return before expenses)	1,000.00	1,006.83	11.27
Class R:
Actual	$1,000.00	$874.15	$8.19
Hypothetical (5% return before expenses)	1,000.00	1,007.75	9.45
Financial Intermediary Class:
Actual	$1,000.00	$874.55	$6.68
Hypothetical (5% return before expenses)	1,000.00	1,008.61	7.70
Institutional Class:
Actual	$1,000.00	$875.30	$5.25
Hypothetical (5% return before expenses)	1,000.00	1,009.43	6.06

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 2.25%, 1.88%, 1.54% and 1.21% for the Primary Class, Class R, Financial Intermediary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 366.

4	Semi-Annual Report to Shareholders

Performance Information

Legg Mason Opportunity Trust

The graphs on the following pages compare the Fund’s total returns to the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of the Class R, Financial Intermediary Class and Institutional Class for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The lines representing the index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders	5

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	-35.65%	-35.65%
Five Years	+18.26%	+3.41%
Life of Class*	+43.86%	+4.37%

* Inception date: December 30, 1999

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning December 31, 1999.

6	Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Class R

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	-35.41%	-35.41%
Life of Class*	-26.39%	-18.43%

* Inception date: December 28, 2006

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning December 31, 2006.

Semi-Annual Report to Shareholders	7

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	-35.19%	-35.19%
Life of Class*	+1.55%	+0.35%

* Inception date: February 13, 2004

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning January 31, 2004.

8	Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	-34.95%	-34.95%
Five Years	+24.63%	+4.50%
Life of Class*	+49.55%	+5.15%

* Inception date: June 26, 2000

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

D	Index returns are for periods beginning June 30, 2000.

Semi-Annual Report to Shareholders	9

Sector Diversification June 30, 2008E

% of Net Assets
Consumer Discretionary	38.4%
Financials	12.1%
Health Care	3.8%
Industrials	1.4%
Information Technology	16.2%
Investment Funds	6.5%
Materials	6.3%
Telecommunication Services	18.1%
Utilities	3.4%
Short-Term Investments	2.6%

Total Investment Portfolio	108.8%
Other Assets Less Liabilities	(8.8)%

100.0%

Top Ten Holdings (as of June 30, 2008)

Security	% of Net Assets
Amazon.com Inc.	13.2%
Level 3 Communications Inc.	6.6%
NII Holdings Inc.	5.8%
Red Hat Inc.	4.5%
The AES Corp.	3.4%
Yahoo! Inc.	3.2%
Leap Wireless International Inc.	3.1%
NetFlix Inc.	3.0%
Health Net Inc.	2.9%
Expedia Inc.	2.9%

E	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

10	Semi-Annual Report to Shareholders

Performance Information — Continued

Selected Portfolio PerformanceF

Strongest performers for the quarter ended June 30, 2008G
1. Cleveland-Cliffs Inc.	+99.1%
2. NII Holdings Inc.	+49.4%
3. United States Steel Corp.	+45.9%
4. Sprint Nextel Corp.	+42.0%
5. Level 3 Communications Inc.	+39.2%
6. Exide Technologies	+27.9%
7. ArcelorMittal, Class A	+21.6%
8. HouseValues Inc.	+16.5%
9. The AES Corp.	+15.2%
10. Netease.com – ADR	+13.4%

Weakest performers for the quarter ended June 30, 2008G
1. Radian Group Inc.	–77.8%
2. Ambac Financial Group Inc.	–76.6%
3. UAL Corp.	–75.8%
4. MannKind Corp.	–49.8%
5. Centex Corp.	–44.7%
6. CIT Group Inc.	–42.0%
7. Beazer Homes USA Inc.	–41.1%
8. Lennar Corp.	–33.9%
9. Pulte Homes Inc.	–33.6%
10. The Ryland Group Inc.	–33.4%

Portfolio ChangesH

Securities added during the quarter	Securities sold during the quarter
Crocs Inc.	AK Steel Holding Corp.
Health Net Inc.	AMR Corp.
Lehman Brothers Holdings Inc.	Career Education Corp.
National City Corp.	Countrywide Financial Corp.
National City Corp. Pfd.	Delta Air Lines Inc.
Sun Microsystems Inc.	EMC Corp.
General Motors Corp.
IAC/InterActiveCorp
IndyMac Bancorp Inc.
KB HOME
MBIA Inc.
Thornburg Mortgage Inc. Pfd.
US Airways Group Inc.

F	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
G	Securities held for the entire quarter, does not include short positions or illiquid holdings.
H	Does not include activity in short positions.

Semi-Annual Report to Shareholders	11

Portfolio of Investments

Legg Mason Opportunity Trust

June 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 106.2%
Consumer Discretionary — 38.4%
Auto Components — 2.3%
Exide Technologies	6,007,978	$100,693,711	A,B

Hotels, Restaurants and Leisure — 4.4%
Fontainebleau Equity Holding LLC	2,083,333	25,999,996	C,D
Fontainebleau Resorts LLC 12.5% Pfd.	45,176	45,175,590	C,D
Pinnacle Entertainment Inc.	1,501,250	15,748,112	B
Co. Invest Hamlet Holdings B LLC	125,000,000	108,000,000	C,D

		194,923,698

Household Durables — 6.9%
Beazer Homes USA Inc.	2,127,400	11,849,618	A
Centex Corp.	4,000,000	53,480,000
Lennar Corp.	3,971,600	49,009,544
Meritage Homes Corp.	2,368,735	35,933,710	A,B
Pulte Homes Inc.	7,786,095	74,980,095
The Ryland Group Inc.	3,773,000	82,289,130	A

		307,542,097

Internet and Catalog Retail — 19.1%
Amazon.com Inc.	7,987,679	585,736,501	B,E
Expedia Inc.	6,950,300	127,746,514	B
NetFlix Inc.	5,212,705	135,895,220	A,B

		849,378,235

Leisure Equipment and Products — 2.7%
Eastman Kodak Co.	8,368,100	120,751,683

Media — 1.9%
Spot Runner Inc.	10,250,359	61,502,154	A,C,D
XM Satellite Radio Holdings Inc.	2,646,124	20,745,612	B

		82,247,766

12	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value
Consumer Discretionary — Continued
Textiles, Apparel and Luxury Goods — 1.1%
Crocs Inc.	4,977,300	$39,868,173	A,B
Liz Claiborne Inc.	785,491	11,114,698

		50,982,871

Financials — 12.1%
Capital Markets — 1.8%
Apollo Global Management	3,000,000	41,250,000	C,F
Lehman Brothers Holdings Inc.	2,000,000	39,620,000

		80,870,000

Commercial Banks — 1.0%
National City Corp.	983,380	4,690,723
National City Corp. Pfd.	421	40,163,400

		44,854,123

Consumer Finance — 1.0%
AmeriCredit Corp.	4,999,100	43,092,242	B

Diversified Financial Services — 1.9%
CIT Group Inc.	7,979,800	54,342,438
OANDA Corp.	1,050,721	29,999,976	A,C,D

		84,342,414

Insurance — 1.3%
Ambac Financial Group Inc.	7,120,300	9,541,202
Fairfax Financial Holdings Ltd.	180,000	45,702,000

		55,243,202

Real Estate Investment Trusts (REITs) — 3.2%
Chimera Investment Corp.	1,862,542	16,781,503
Ellington Financial LLC	2,500,000	52,100,000	A,B,C,D,F
iStar Financial Inc.	5,500,000	72,655,000

		141,536,503

Semi-Annual Report to Shareholders	13

	Shares/Par	Value
Financials — Continued
Real Estate Management and Development — 1.9%
Domus Co. Investment Holdings LLC	95,000,000	$71,250,000	C,D
HouseValues Inc.	4,923,705	13,540,189	A,B

		84,790,189

Thrifts and Mortgage Finance — N.M.
Radian Group Inc.	806,600	1,169,570

Health Care — 3.8%
Biotechnology — 0.8%
MannKind Corp.	10,916,967	32,750,901	A,B

Health Care Providers and Services — 3.0%
Health Net Inc.	5,400,000	129,924,000	A,B
Healthsouth Corp.	266,120	4,425,575	B

		134,349,575

Industrials — 1.4%
Airlines — 0.1%
UAL Corp.	1,184,818	6,184,750

Commercial Services and Supplies — 1.3%
Monster Worldwide Inc.	2,789,400	57,489,534	B

Information Technology — 16.2%
Computers and Peripherals — 1.1%
Sun Microsystems Inc.	4,339,400	47,212,672	B

14	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value
Information Technology — Continued
Internet Software and Services — 7.9%
Netease.com — ADR	5,274,784	$114,937,543	B
Ning Inc. Pfd.	7,796,420	52,313,978	A,C,D,G
Sermo Inc. Series C Cv. Pfd.	2,783,874	25,000,024	A,C,D,G
Yahoo! Inc.	7,000,000	144,620,000	B
Zillow Inc. Series C Pfd.	4,326,440	16,007,828	A,C,D,G

		352,879,373

Information Technology Services — 0.6%
Bill Me Later Inc. Pfd.	690,036	25,000,004	C,D,G

Software — 6.6%
CA Inc.	3,675,200	84,860,368
Convera Corp.	5,389,606	7,653,241	A,B
Red Hat Inc.	9,631,200	199,269,528	A,B

		291,783,137

Investment Funds — 6.5%
AP Alternative Assets, LP	3,750,000	41,250,000	C
Arience Capital Offshore Intermediate Plan Fund, Ltd.	500,000	3,504,900	C,D
Arience Capital Partners I LP	49,461,072	84,202,529	C,D
Arience Capital Partners III LP	500,000	440,850	C,D
Aston Capital Partners LP	25,000,000	23,392,500	C,D
Lane Five Capital Partners	25,000,000	22,815,000	A,C,D
Nomad Investment Co. LP	40,500,000	39,993,750	C,D
Omega Capital Partners LP	30,000,000	46,035,000	C,D
Pangaea One LP	20,297,098	26,205,583	A,C,D

		287,840,112

Semi-Annual Report to Shareholders	15

	Shares/Par	Value
Materials — 6.3%
Metals and Mining — 6.3%
ArcelorMittal, Class A	1,000,000	$99,070,000
Cleveland-Cliffs Inc.	900,000	107,271,000
United States Steel Corp.	400,000	73,912,000

		280,253,000

Telecommunication Services — 18.1%
Diversified Telecommunication Services — 6.6%
Level 3 Communications Inc.	99,326,000	293,011,700	A,B,E

Wireless Telecommunication Services — 11.5%
Leap Wireless International Inc.	3,177,300	137,164,041	B
NII Holdings Inc.	5,461,000	259,342,890	B
Sprint Nextel Corp.	11,929,100	113,326,450

		509,833,381

Utilities — 3.4%
Independent Power Producers and Energy Traders — 3.4%
The AES Corp.	7,943,200	152,588,871	B

Total Common Stocks and Equity Interests (Cost — $4,713,547,480)		4,713,595,314

Repurchase Agreements — 2.6%
Bank of America
2.20%, dated 6/30/08, to be repurchased at $57,913,650 on 7/1/08 (Collateral: $59,820,000 Fannie Mae notes, 2.375%, due 5/20/10, valued $59,104,486)	$57,910,111	57,910,111

16	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value
Goldman Sachs Group Inc.
2.36%, dated 6/30/08, to be repurchased at $57,913,907 on 7/1/08 (Collateral: $59,770,715 Fannie Mae Mortgage-backed securities, 5.50%, due 12/1/37, value $59,203,685)	$57,910,111	$57,910,111

Total Repurchase Agreements (Cost — $115,820,222)		115,820,222

Total Investments — 108.8% (Cost — $4,829,367,702)H		$4,829,415,536
Other Assets Less Liabilities — (8.8)%		(389,732,340)

Net Assets — 100.0%		$4,439,683,196

N.M. — Not Meaningful.

A

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2008, the total market value of Affiliated Companies was $1,582,917,543, and the cost was $1,368,623,664.

B	Non-income producing.
C	Restricted Security. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.
D	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
E	All or a portion of this security is pledged as collateral for securities sold short. As of June 30, 2008, the total market value of pledged securities was $302,081,000.
F

Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 2.10% of net assets.

G	Convertible Security — Security may be converted into the issuer’s common stock.
H

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,342,640,478
Gross unrealized depreciation	(1,369,266,006)

Net unrealized appreciation	$(26,625,528)

ADR — American Depository Receipt

Pfd. — Preferred Stock

See notes to financial statements.

Semi-Annual Report to Shareholders	17

Schedule Of Securities Sold Short

Legg Mason Opportunity Trust

June 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests Sold Short — (5.6)%
Health Care — (1.7)%
Health Care Equipment and Supplies — (1.7)%
Intuitive Surgical Inc.	(285,000)	$(76,779,000)

Industrials — (3.8)%
Electrical Equipment — (3.1)%
First Solar Inc.	(500,000)	(136,410,000)

Marine — (0.8)%
DryShips Inc.	(425,000)	(34,076,500)

Total Common Stocks and Equity Interests Sold Short (Proceeds — $(220,592,138))		(247,265,500)

See notes to financial statements.

18	Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Opportunity Trust

June 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost – $4,713,547,480):
Affiliated companies (Cost – $1,748,417,541)		$1,516,617,414
Non-affiliated companies (Cost – $2,965,129,939)		3,196,977,900
Short-term securities at value (Cost – $115,820,222)		115,820,222
Deposits with brokers for securities sold short		249,029,876
Receivable for securities sold		172,347,236
Receivable for fund shares sold		7,503,819
Dividends and interest receivable		4,997,091

Total assets		5,263,293,558

Liabilities:
Payable for borrowings against line of credit	$503,564,866
Market value of securities sold short (Proceeds – $220,592,138)	247,265,500
Payable for fund shares repurchased	42,506,253
Payable for securities purchased	22,483,437
Accrued management fee	3,153,167
Accrued distribution and service fees	2,884,083
Dividends payable for securities sold short	307,780
Accrued expenses	1,445,276

Total liabilities		823,610,362

Net Assets		$4,439,683,196

Net assets consist of:
Accumulated paid-in-capital		$5,327,396,452
Undistributed net investment income		667,737
Accumulated net realized loss on investments and foreign currency transactions		(861,755,465)
Net unrealized depreciation on investments and short sales		(26,625,528)

Net Assets		$4,439,683,196

Net Asset Value Per Share:
Primary Class (253,927,591 shares outstanding)		$11.16

Class R (1,309,556 shares outstanding)		$11.50

Financial Intermediary Class (79,716,213 shares outstanding)		$11.56

Institutional Class (56,731,402 shares outstanding)		$11.78

See notes to financial statements.

Semi-Annual Report to Shareholders	19

Statement of Operations

Legg Mason Opportunity Trust

For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Dividends:
Affiliated Companies	$21,670,004
Non-affiliated Companies	25,031,677
Interest:
Affiliated Companies	—
Non-affiliated Companies	3,257,558
Other income	9,296,717
Less: Foreign taxes withheld	(436,541)

Total income			$58,819,415
Expenses:
Management fees	22,350,367
Distribution and service fees:
Primary Class	18,907,393
Class R	38,783
Financial Intermediary Class	1,618,170
Audit and legal fees	132,750
Custodian fees	254,548
Directors’ fees and expenses	51,393
Interest expense	8,316,299
Registration fees	89,946
Reports to shareholders	530,000
Transfer agent and shareholder servicing expense:
Primary Class	1,134,444
Class R	14,738
Financial Intermediary Class	647,268
Institutional Class	54,302
Dividend expense on short dividends	3,483,390
Other expenses	85,447

	57,709,238
Less: Compensating balance credits	(17,964)

Net expenses			57,691,274

Net Investment Income			1,128,141
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(829,019,515	)A
Change in unrealized appreciation/(depreciation) of:
Investments and short sales	(873,687,975)

Net Realized and Unrealized Loss on Investments			(1,702,707,490)

Change in Net Assets Resulting From Operations			$(1,701,579,349)

A	Includes $769,073,004 of net realized loss on the sale of shares of Affiliated Companies.

See notes to financial statements.

20	Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Opportunity Trust

	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
	(Unaudited)
Change in Net Assets:
Net investment income (loss)	$1,128,141	$(48,887,927)
Net realized gain/(loss)	(829,019,515)	1,278,645,639
Change in unrealized appreciation/(depreciation)	(873,687,975)	(1,370,378,168)

Change in net assets resulting from operations	(1,701,579,349)	(140,620,456)
Distributions to shareholders from:
Net investment income:
Primary Class	—	—
Net realized gain on investments:
Primary Class	(363,569,304)	(448,076,829)
Class R	(1,852,357)	(1,003,424)
Financial Intermediary Class	(117,011,460)	(158,797,746)
Institutional Class	(83,363,099)	(91,225,053)
Change in net assets from fund share transactions:
Primary Class	(359,230,099)	442,517,531
Class R	9,896,919	13,707,982
Financial Intermediary Class	(278,714,504)	486,561,570
Institutional Class	6,090,321	448,092,202

Change in net assets	(2,889,332,932)	551,155,777
Net Assets:
Beginning of period	7,329,016,128	6,777,860,351

End of period	$4,439,683,196	$7,329,016,128

(Overdistributed)/Undistributed net investment income	$667,737	$(460,003)

See notes to financial statements.

Semi-Annual Report to Shareholders	21

Financial Highlights

Legg Mason Opportunity Trust

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended June 30, 2008		Years Ended December 31,
			2007		2006		2005	2004		2003
	(Unaudited)
Net asset value, beginning of period	$16.86		$18.94		$16.72		$15.67	$13.77		$8.23
Investment operations:
Net investment loss	(.02	)A	(.19	)A	(.06	)A	(.15)	(.09)		(.01)
Net realized and unrealized gain/(loss)	(4.09)		(.11)		2.30		1.20	1.99		5.60

Total from investment operations	(4.11)		(.30)		2.24		1.05	1.90		5.59

Distributions from:
Net investment income	(0.00	)B	—		—		—	—		(.05)
Net realized gain on investments	(1.59)		(1.78)		(.02)		—	—		—

Total distributions	(1.59)		(1.78)		(.02)		—	—		(.05)

Net asset value, end of period	$11.16		$16.86		$18.94		$16.72	$15.67		$13.77

Total return	(25.37	)%C	(1.57)%		13.41%		6.70%	13.80%		67.95%
Ratios to Average Net Assets:D
Total expenses (including interest expense)	2.25	%E	2.36%		2.25%		2.08%	1.87%		1.90%
Expenses (including interest expense) net of waivers, if any	2.25	%E	2.36%		2.25%		2.08%	1.87%		1.90%
Expenses (including interest expense) net of all reductions	2.25	%E	2.36%		2.25%		2.08%	1.87%		1.90%
Expenses (excluding interest expense) net of all reductions	1.97	%E	1.99%		1.91%		1.84%	1.85	%F	1.89	%F
Net investment loss	(.27	)%E	(.93)%		(.37)%		(.97)%	(.66)%		—	%G
Supplemental Data:
Portfolio turnover rate	18.2	%C	44.2%		14.2%		29.7%	13.3%		27.3%
Net assets, end of period (in thousands)	$2,834,562		$4,632,504		$4,722,622		$3,778,018	$3,597,267		$2,759,299

A	Computed using average daily shares outstanding.
B	Amount less than $.01 per share.
C	Not annualized.
D

Total expenses including interest expense reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses including interest expense net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses including interest expense net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. Expenses excluding interest expense net of all reductions reflects expenses less interest expense, any compensating balance credits, and/or voluntary expense waivers.

E	Annualized.
F	These amounts were not audited by the previous independent auditor.
G	Amount less than .01%

See notes to financial statements.

22	Semi-Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Opportunity Trust — Continued

Class R:

	Six Months Ended June 30, 2008		Years Ended December 31,
			2007		2006H
	(Unaudited)
Net asset value, beginning of period	$17.27		$19.28		$19.37

Investment operations:
Net investment income/(loss)	(0.1	)A	.05	A	—
Net realized and unrealized gain/(loss)	(4.17)		(.28)		—

Total from investment operations	(4.18)		(.23)		—

Distributions from:
Net realized gain on investments	(1.59)		(1.78)		(.09)

Total distributions	(1.59)		(1.78)		—

Net asset value, end of period	$11.50		$17.27		$19.28

Total return	(25.17	)%C	(1.18)%		(.47	)%C
Ratios to Average Net Assets:D
Total expenses (including interest expense)	1.88	%E	2.36%		1.69	%E
Expenses (including interest expense) net of waivers, if any	1.88	%E	2.36%		1.69	%E
Expenses (including interest expense) net of all reductions	1.88	%E	2.36%		1.69	%E
Expenses (excluding interest expense) net of all reductions	1.61	%E	2.02%		—	%E,G
Net investment income (loss)	(.09	)%E	.24%		(1.34	)%E
Supplemental Data:
Portfolio turnover rate	18.2	%C	44.2%		14.2	%C
Net assets, end of period (in thousands)	$15,058		$11,535		$10

H	December 29, 2006 (commencement of operations) to December 31, 2006.

See notes to financial statements.

Semi-Annual Report to Shareholders	23

Financial Intermediary Class:

	Six Months Ended June 30, 2008		Years Ended December 31,
			2007		2006		2005	2004I
	(Unaudited)
Net asset value, beginning of period	$17.33		$19.28		$16.90		$15.73	$14.15

Investment operations:
Net investment income/(loss)	.04	A	(.03	)A	.05	A	(.03)	.05
Net realized and unrealized gain/(loss)	(4.22)		(.14)		2.35		1.20	1.56

Total from investment operations	(4.18)		(.17)		2.40		1.17	1.61

Distributions from:
Net investment income	—		—		—		—	(.03)
Net realized gain on investments	(1.59)		(1.78)		(.02)		—	—

Total distributions	(1.59)		(1.78)		(.02)		—	(.03)

Net asset value, end of period	$11.56		$17.33		$19.28		$16.90	$15.73

Total return	(25.09	)%C	(.87)%		14.21%		7.44%	11.43	%C
Ratios to Average Net Assets:D
Total expenses (including interest expense)	1.54	%E	1.67%		1.54%		1.39%	1.13	%E
Expenses (including interest expense) net of waivers, if any	1.54	%E	1.67%		1.54%		1.39%	1.13	%E
Expenses (including interest expense) net of all reductions	1.54	%E	1.67%		1.54%		1.39%	1.13	%E
Expenses (excluding interest expense) net of all reductions	1.25	%E	1.30%		1.19%		1.15%	1.10	%E F
Net investment income (loss)	.50	%E	(.16)%		.27%		(.24)%	1.03	%E
Supplemental Data:
Portfolio turnover rate	18.2	%C	44.2%		14.2%		29.7%	13.3	%C
Net assets, end of period (in thousands)	$921,749		$1,705,269		$1,404,852		$806,276	$332,678

I	For the period February 13, 2004 (commencement of operations) to December 31, 2004.

See notes to financial statements.

24	Semi-Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Opportunity Trust — Continued

Institutional Class:

	Six Months Ended June 30, 2008		Years Ended December 31,
			2007		2006		2005	2004		2003
	(Unaudited)
Net asset value, beginning of period	$17.59		$19.48		$17.02		$15.78	$13.75		$8.21

Investment operations:
Net investment income	.06	A	.03	A	.12	A	.06	.08		.06
Net realized and unrealized gain/(loss)	(4.28)		(.14)		2.36		1.18	1.98		5.64

Total from investment operations	(4.22)		(.11)		2.48		1.24	2.06		5.70

Distributions from:
Net investment income	—		—		—		—	(.03)		(.16)
Net realized gain on investments	(1.59)		(1.78)		(.02)		—	—		—

Total distributions	(1.59)		(1.78)		(.02)		—	(.03)		(.16)

Net asset value, end of period	$11.78		$17.59		$19.48		$17.02	$15.78		$13.75

Total return	(24.94	)%C	(.55)%		14.58%		7.86%	15.02%		69.49%
Ratios to Average Net Assets:D
Total expenses (including interest expense)	1.21	%E	1.32%		1.20%		1.04%	.84%		.87%
Expenses (including interest expense) net of waivers, if any	1.21	%E	1.32%		1.20%		1.04%	.84%		.87%
Expenses (including interest expense) net of all reductions	1.21	%E	1.32%		1.20%		1.04%	.84%		.87%
Expenses (excluding interest expense) net of all reductions	.93	%E	.96%		.86%		.80%	.82	%F	.86	%F
Net investment income	.74	%E	.16%		.71%		.13%	.40%		.98%
Supplemental Data:
Portfolio turnover rate	18.2	%C	44.2%		14.2%		29.7%	13.3%		27.3%
Net assets, end of period (in thousands)	$668,314		$979,708		$650,376		$505,091	$193,873		$104,968

See notes to financial statements.

Semi-Annual Report to Shareholders	25

Notes to Financial Statements

Legg Mason Opportunity Trust

(Unaudited)

1. Organization and Significant Accounting Policies:

Legg Mason Investment Trust, Inc. (“Corporation”), consisting of the Legg Mason Opportunity Trust (“Fund”), was organized on October 8, 1999, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified investment company.

The Fund offers four classes of shares: Primary Class, Class R, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class, Class R and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are

26	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Opportunity Trust — Continued

determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	6/30/08	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities — assets	$4,829,415,537	$3,831,992,253	$238,483,622	$758,939,662
Investment in Securities — liabilities	$(247,265,500)	$(247,265,500)	—	—
Other Financial Instruments*	—	—	—	—

Total	$4,582,150,037	$3,584,726,753	$238,483,622	$758,939,662

*	Other financial instruments include options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of December 31, 2007	$629,117,200	$—
Realized gain (loss)	242,082
Change in unrealized appreciation (depreciation)	(37,425,697)
Net purchases (sales)	167,006,077

Balance as of June 30, 2008	$758,939,662	$—

Semi-Annual Report to Shareholders	27

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2008, security transactions (excluding short-term investments) were as follows:

Purchases	Proceeds From Sales
$1,149,289,000	$2,277,176,994

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

28	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Opportunity Trust — Continued

Commission Recapture

The Fund has entered into an agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended June 30, 2008 the Fund did not receive any commission rebates.

Redemptions-In-Kind

The Fund under certain conditions may redeem its shares in-kind by distributing portfolio securities rather than making cash payment. Gains and losses realized on redemption in-kind transactions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid in capital. During the period ended June 30, 2008, the Fund realized $12,875,888 of net gain on $40,844,719 redemption in-kind transactions.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary in order to comply with Federal excise tax requirements. Distributions are determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Short Sales

The Fund is authorized to engage in short-selling, which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date.

Semi-Annual Report to Shareholders	29

Restricted Securities

Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Number of Units/Shares/ Interest	Acquisition Date(s)	Cost	Fair Value at 06/30/08	Percent of Net Assets	Distributions Received
AP Alternative Assets, LP	3,750,000	06/06	$75,000,000	$41,250,000	0.93%	$1,725,000
Apollo Global Management	3,000,000	08/07	72,000,000	41,250,000	0.93%	990,000
Arience Capital Partners I LP, Class C		03/03	49,461,072	84,202,529	1.90%
Arience Capital Offshore Intermediate Plan Fund, Ltd.		02/07	500,000	3,504,900	0.08%
Arience Capital Partners III, L.P		01/08	500,000	440,850	0.01%
Aston Capital Partners LP		11/05	25,000,000	23,392,500	0.53%
Bill Me Later Inc.	690,036	07/07	25,000,004	25,000,004	0.56%
Co-Invest Hamlet Holdings B, LLC		01/08	125,000,000	108,000,000	2.43%
Domus Co. Investment Holdings LLC		04/07	95,000,000	71,250,000	1.60%
Ellington Financial LLC	2,500,000	08/07	50,000,000	52,100,000	1.17%
Fontainebleau Equity Holding LLC	2,083,333	06/07	24,999,996	25,999,996	0.59%
Fontainebleau Resorts LLC. 12.5% Pfd.	45,176	06/07	45,175,591	45,175,590	1.02%
Lane Five Capital Partners LP		01/07	25,000,000	22,815,000	0.51%
NING Inc.	7,796,420	07/07	25,000,000	52,313,978	1.18%
OANDA Corporation	1,050,721	08/07	29,999,976	29,999,976	0.68%
Omega Capital Partners LP		06/02,
		01/06	30,000,000	46,035,000	1.04%
Pangaea One LPA		08/07
		09/07,
		01/08,
		03/08,
		05/08	20,297,098	26,205,583	0.59%
Sermo Inc. Series C	2,783,874	08/07	25,000,000	25,000,024	0.56%
Spot Runner Inc.	10,250,359	03/07
		06/07,
		01/08	50,000,006	61,502,154	1.39%
Nomad Investment Co. LP		10/06 &
		01/08	40,500,000	39,993,750	0.90%
Zillow Inc. Series C, Pfd.	4,326,440	09/07	20,000,001	16,007,828	0.36%

			$853,433,744	$841,439,662	18.96%	$2,715,000

A	As of June 30, 2008 the Fund has an outstanding commitment to purchase an additional $54,241,745 interest.

Illiquid Securities

Illiquid securities are those that cannot be sold or disposed of within seven days for approximately the price at which the Fund values the security. Illiquid investments include: repurchase agreements with terms of greater than seven days, restricted securities other than those the advisor has determined are liquid pursuant to guidelines established by the Board of Directors and securities involved in swap, cap, floor and

30	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Opportunity Trust — Continued

collar transactions, and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the Fund may have difficulty valuing or disposing of illiquid securities promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2008.

3. Financial Instruments:

Options

As part of its investment program, the Fund may utilize options. Options may be purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily.

Semi-Annual Report to Shareholders	31

When purchased options expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

4. Transactions With Affiliates:

The Fund has an investment management agreement with LMM, LLC (“LMM”). Pursuant to the agreement, LMM provides the Fund with management services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual management fee rates are provided in the chart below:

Management	Asset
Fee	Breakpoint
1.00%	up to $100 million
0.75%	in excess of $100 million

The Fund’s agreement with LMFA provides that certain expense reimbursements be made to the Fund. For the period ended June 30, 2008, there were no expenses reimbursed to the Fund.

Legg Mason Capital Management, Inc. (“LMCM”) serves as investment adviser to the Fund under an investment advisory agreement with LMM. For LMCM’s services to the Fund, LMM (not the Fund) pays LMCM a fee, calculated daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of the Fund up to $100 million and 0.05% of the average daily net assets of the Fund in excess of $100 million.

Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMM. For LMFA’s services to the Fund,

32	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Opportunity Trust — Continued

LMM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. LMFA has agreed to waive indefinitely all fees payable to it under the agreement.

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund. LMIS receives an annual distribution fee and/or an annual service fee, based on the Fund’s Primary, Class R and Financial Intermediary Classes’ average daily net assets, computed daily and payable monthly as follows:

	Distribution	Service
	Fee	Fee
Primary Class	0.75%	0.25%
Class R	0.25%	0.25%
Financial Intermediary Class	N/A	0.25%

LMM, LMCM, LMFA, and LMIS are corporate affiliates of Legg Mason, Inc. Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semi-Annual Report to Shareholders	33

5. Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, includes a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended June 30, 2008:

	Affiliates Mkt Value at 12/31/07	Purchased		Sold		Current Period Dividend Income	Affiliates Mkt Value at 06/30/08	Realized Gain/Loss
Company		Cost	Shares/Par	Cost	Shares/Par
Beazer Homes USA Inc.	$26,748,000			$58,864,337	1,472,600		$11,849,618	$(50,568,715)
Career Ed Corp.	128,214,000	$7,313,251	400,000	166,447,671	5,500,000			(88,423,027)
Chimera Investment Corp.A	59,004,000	5,482,853	422,000	27,891,870	1,859,458	1,458,752		(7,309,500)
Convera Corp.	15,388,890			746,775	165,950		7,653,241	(467,344)
CROCS inc.B	—	82,072,298	4,977,300				39,868,173
Ellington Financial LLC	50,000,000						52,100,000
Exide Technologies	90,909,896			27,624,640	5,355,759		100,693,711	52,814,565
Health Net Inc.B	—	155,451,109	5,400,000				129,924,000
HouseValues Inc.	15,500,000			426,637	76,295		13,540,189	(210,199)
Indymac Bancorp Inc.A	30,345,000			89,951,004	5,100,000			(77,568,596)
Lane Five Capital Partners	26,547,500						22,815,000
Level 3 Communications Inc.	288,800,000	9,467,299	5,000,000	1,334,520	674,000		293,011,700	687,480
MannKind Corp.	112,412,083			54,993,105	3,205,154		32,750,901	(47,120,150)
Meritage Home Corp	37,882,000			11,722,738	231,265		35,933,710	(8,251,046)
Netflix Inc.	199,650,000			70,519,450	2,287,295		135,895,220	1,549,395
Ning, Inc.	25,000,000						52,313,978	—
Nutrisystem Inc.A	94,430,000			135,285,291	3,500,000			(88,235,140)
OANDA Corporation	29,999,976						29,999,976
Pangaea One, LP	7,958,102	13,805,987					26,205,583
Radian Group Inc.A	65,408,000			98,699,790	4,793,400	167,492		(78,247,173)
Red Hat Inc.B	—			1,124,495	68,800		199,269,528	110,465
The Ryland Group Inc.	104,690,000			937,089	27,000	908,760	82,289,130	(139,779)
Spot Runner, Inc.	46,695,284	10,000,002	1,666,667				61,502,154
Sermo Inc., Series C Pfd.	25,000,024						25,000,024
UAL CorpA	317,374,000	38,123,730	1,600,000	359,686,393	9,315,182	19,135,000		(303,164,682)
US Airways Group Inc.C	—	17,470,928	1,400,000	90,515,461	5,400,000			(74,529,558)
Zillow, Inc. Series C Pfd.	19,999,834						16,007,828

	$1,817,956,589	$339,187,457		$1,196,771,266		$21,670,004	$1,368,623,664	$(769,073,004)

A	This company is no longer an affiliated company
B	At the beginning of the reporting period, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting securities.
C	This company was not an affiliate at the beginning of the period and was not an affiliated company at June 30, 2008. During the reporting period this security held affiliate status.

34	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Opportunity Trust — Continued

6. Lines of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the period ended June 30, 2008.

The Fund may borrow for investment purposes, also known as “leveraging,” from separate lines of credit totaling $600 million (“Leveraging Credit Agreements”). Leverage is the ability to earn a return on a capital base that is larger than the Fund’s net assets. Use of leverage can magnify the effects of changes in the value of the Fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. Borrowings under the Leveraging Credit Agreements bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin.

For the six months ended June 30, 2008, the Fund had average daily borrowings from the Leveraging Credit Agreements of $500 million at an average annual interest rate of 3.29%. As of June 30, 2008, the Fund had $500 million in borrowings outstanding.

7. Fund Share Transactions:

At June 30, 2008, there were 650,000,000, 500,000,000, 250,000,000 and 200,000,000 shares authorized at $0.001 par value for the Primary Class, Class R, Financial Intermediary Class and Institutional Class, respectively, of the Fund. Share transactions were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	12,088,276	$178,041,696	42,963,590	$867,451,350
Shares issued on reinvestment	29,151,305	362,666,225	25,486,972	431,659,950
Shares repurchased	(62,120,400)	(899,938,020)	(43,018,604)	(856,593,769)

Net Increase (Decrease)	(20,880,819)	$(359,230,099)	25,431,958	$442,517,531

Semi-Annual Report to Shareholders	35

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Class R
Shares sold	750,103	$11,851,756	652,660	$13,589,395
Shares issued on reinvestment	144,490	1,852,358	58,462	1,003,424
Shares repurchased	(252,930)	(3,807,195)	(43,745)	(884,837)

Net Increase	641,663	$9,896,919	667,377	$13,707,982

Financial Intermediary Class
Shares sold	30,995,872	$479,447,320	43,047,575	$870,160,614
Shares issued on reinvestment	9,064,235	116,837,991	9,119,944	158,415,857
Shares repurchased	(58,740,212)	(874,999,815)	(26,629,142)	(542,014,901)

Net Increase (Decrease)	(18,680,105)	$(278,714,504)	25,538,377	$486,561,570

Institutional Class
Shares sold	9,002,996	$137,351,746	26,490,726	$548,950,311
Shares issued on reinvestment	6,264,058	82,247,075	5,124,840	90,459,582
Shares repurchased	(14,224,782)	(213,508,500)	(9,312,326)	(191,317,691)

Net Increase	1,042,272	$6,090,321	22,303,240	$448,092,202

8. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006. Effective January 1, 2007, the Fund adopted FIN 48. There was no material impact to the financial statements or disclosure related thereto as a result of this adoption.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s

36	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Opportunity Trust — Continued

financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Fund Information

Investment Manager

LMM, LLC

Baltimore, MD

Investment Adviser

Legg Mason Capital Management, Inc.

Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

Jennifer W. Murphy

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Wm. Shane Hughes, Treasurer Susan C. Curry, Assistant Treasurer

William S. Kirby, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K&L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds American Leading Companies Trust Classic Valuation Fund Growth Trust Special Investment Trust U.S. Small-Capitalization Value Trust Value Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

Specialty Fund Opportunity Trust	The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Global Funds Emerging Markets Trust International Equity Trust Taxable Bond Funds Investment Grade Income Portfolio Limited Duration Bond Portfolio	Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Fund’s website at www.leggmason.com/individualinvestors.

Tax-Free Bond Fund Maryland Tax-Free Income Trust	The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason Fund, visit www.leggmason.com/individualinvestors. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services—Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS, P.O. Box 55214	c/o BFDS, P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmason.com/individualinvestors	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

LMF-088/S (08/08) TN08-2790

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that (1) the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and (2) that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable for semiannual reports.

(a) (2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(a) (3)	Not applicable.

(b)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date: September 5, 2008

/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investment Trust, Inc.
Date: September 5, 2008